Cost of Sales and Services (Schedule of Cost of Sales and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cost of sales and services [Abstract]
Fuels	$ 138,502	$ 118,698	$ 129,788
Electricity and infrastructure services	101,085	125,623	122,340
Salaries and related expenses	6,661	6,097	5,822
Generation and operating expenses and outsourcing	6,326	6,509	6,432
Insurance	2,360	1,548	1,734
Other	1,102	1,040	1,020
Cost of sales and services	$ 256,036	$ 259,515	$ 267,136